Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and finance costs
Schedule of finance income and finance costs

	2021	2020	2019
Interest SVB Loan Agreement (see note 21)	(712)	(95)	(483)
Foreign exchange differences	7,636	(6,693)	(175)
Interest on certificates of deposit with maturities of more than three months	0	186	602
Other finance income/finance costs - net	(415)	(45)	71
	6,509	(6,647)	15